RELATED PARTY TRANSACTIONS (Related Party Loans – Associated Companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total loans to related parties - associated companies, long-term	$ 45,000	$ 45,000
River Box
Related Party Transaction [Line Items]
Total loans to related parties - associated companies, long-term	$ 45,000	$ 45,000